UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

AMENDMENT No. 1

to

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2004

The following amends and restates Item 4 of Form N-CSR filed on April 28, 2004, Accession Number 0000320351-04-000010.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage Services and Investment Management Portfolio, Business Services and Outsourcing Portfolio, Chemicals Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Industries Portfolio, Cyclical Industries Portfolio, Defense and Aerospace Portfolio, Developing Communications Portfolio, Electronics Portfolio, Energy Portfolio, Energy Services Portfolio, Environmental Portfolio, Financial Services Portfolio, Food and Agriculture Portfolio, Gold Portfolio, Health Care Portfolio, Home Finance Portfolio, Industrial Equipment Portfolio, Industrial Materials Portfolio, Insurance Portfolio, Leisure Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, Money Market Portfolio, Multimedia Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Networking and Infrastructure Portfolio, Paper and Forest Products Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Software and Computer Services Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Growth Portfolio and Wireless Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Air Transportation Portfolio	$36,000	$16,000
Automotive Portfolio	$36,000	$15,000
Banking Portfolio	$37,000	$26,000
Biotechnology Portfolio	$40,000	$87,000
Brokerage Services and Investment Management Portfolio	$37,000	$25,000
Business Services and Outsourcing Portfolio	$36,000	$16,000
Chemicals Portfolio	$36,000	$16,000
Computers Portfolio	$38,000	$42,000
Construction and Housing Portfolio	$36,000	$16,000
Consumer Industries Portfolio	$36,000	$15,000
Cyclical Industries Portfolio	$36,000	$15,000
Defense and Aerospace Portfolio	$36,000	$19,000
Developing Communications Portfolio	$37,000	$33,000
Electronics Portfolio	$44,000	$134,000
Energy Portfolio	$36,000	$20,000
Energy Services Portfolio	$37,000	$26,000
Environmental Portfolio	$36,000	$15,000
Financial Services Portfolio	$37,000	$28,000
Food and Agriculture Portfolio	$36,000	$17,000
Gold Portfolio	$38,000	$22,000
Health Care Portfolio	$41,000	$73,000
Home Finance Portfolio	$37,000	$23,000
Industrial Equipment Portfolio	$36,000	$15,000
Industrial Materials Portfolio	$36,000	$15,000
Insurance Portfolio	$36,000	$17,000
Leisure Portfolio	$36,000	$20,000
Medical Delivery Portfolio	$36,000	$18,000
Medical Equipment and Systems Portfolio	$36,000	$18,000
Money Market Portfolio	$38,000	$37,000
Multimedia Portfolio	$36,000	$18,000
Natural Gas Portfolio	$36,000	$19,000
Natural Resources Portfolio	$36,000	$15,000
Networking and Infrastructure Portfolio	$36,000	$18,000
Paper and Forest Products Portfolio	$36,000	$15,000
Pharmaceuticals Portfolio	$36,000	$16,000
Retailing Portfolio	$36,000	$17,000
Software and Computer Services Portfolio	$38,000	$37,000
Technology Portfolio	$41,000	$78,000
Telecommunications Portfolio	$37,000	$27,000
Transportation Portfolio	$36,000	$16,000
Utilities Growth Portfolio	$36,000	$22,000
Wireless Portfolio	$36,000	$17,000
All funds in the Fidelity Group of Funds audited by PwC	$10,700,000	$8,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A, B	2003 A, B
Air Transportation Portfolio	$0	$0
Automotive Portfolio	$0	$0
Banking Portfolio	$0	$0
Biotechnology Portfolio	$0	$0
Brokerage Services and Investment Management Portfolio	$0	$0
Business Services and Outsourcing Portfolio	$0	$0
Chemicals Portfolio	$0	$0
Computers Portfolio	$0	$0
Construction and Housing Portfolio	$0	$0
Consumer Industries Portfolio	$0	$0
Cyclical Industries Portfolio	$0	$0
Defense and Aerospace Portfolio	$0	$0
Developing Communications Portfolio	$0	$0
Electronics Portfolio	$0	$0
Energy Portfolio	$0	$0
Energy Services Portfolio	$0	$0
Environmental Portfolio	$0	$0
Financial Services Portfolio	$0	$0
Food and Agriculture Portfolio	$0	$0
Gold Portfolio	$0	$0
Health Care Portfolio	$0	$0
Home Finance Portfolio	$0	$0
Industrial Equipment Portfolio	$0	$0
Industrial Materials Portfolio	$0	$0
Insurance Portfolio	$0	$0
Leisure Portfolio	$0	$0
Medical Delivery Portfolio	$0	$0
Medical Equipment and Systems Portfolio	$0	$0
Money Market Portfolio	$0	$0
Multimedia Portfolio	$0	$0
Natural Gas Portfolio	$0	$0
Natural Resources Portfolio	$0	$0
Networking and Infrastructure Portfolio	$0	$0
Paper and Forest Products Portfolio	$0	$0
Pharmaceuticals Portfolio	$0	$0
Retailing Portfolio	$0	$0
Software and Computer Services Portfolio	$0	$0
Technology Portfolio	$0	$0
Telecommunications Portfolio	$0	$0
Transportation Portfolio	$0	$0
Utilities Growth Portfolio	$0	$0
Wireless Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A, B	2003A, B
PwC	$50,000	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A, B	2003A, B
Air Transportation Portfolio	$1,700	$700
Automotive Portfolio	$1,700	$700
Banking Portfolio	$1,700	$1,400
Biotechnology Portfolio	$1,700	$5,300
Brokerage Services and Investment Management Portfolio	$1,700	$1,300
Business Services and Outsourcing Portfolio	$1,700	$800
Chemicals Portfolio	$1,700	$800
Computers Portfolio	$1,700	$2,400
Construction and Housing Portfolio	$1,700	$700
Consumer Industries Portfolio	$1,700	$700
Cyclical Industries Portfolio	$1,700	$700
Defense and Aerospace Portfolio	$1,700	$1,000
Developing Communications Portfolio	$1,700	$1,900
Electronics Portfolio	$1,700	$8,400
Energy Portfolio	$1,700	$1,000
Energy Services Portfolio	$1,700	$1,400
Environmental Portfolio	$1,700	$700
Financial Services Portfolio	$1,700	$1,500
Food and Agriculture Portfolio	$1,700	$800
Gold Portfolio	$1,700	$1,100
Health Care Portfolio	$1,700	$4,400
Home Finance Portfolio	$1,700	$1,200
Industrial Equipment Portfolio	$1,700	$700
Industrial Materials Portfolio	$1,700	$700
Insurance Portfolio	$1,700	$800
Leisure Portfolio	$1,700	$1,000
Medical Delivery Portfolio	$1,700	$900
Medical Equipment and Systems Portfolio	$1,700	$900
Money Market Portfolio	$1,700	$2,100
Multimedia Portfolio	$1,700	$900
Natural Gas Portfolio	$1,700	$1,000
Natural Resources Portfolio	$1,700	$700
Networking and Infrastructure Portfolio	$1,700	$900
Paper and Forest Products Portfolio	$1,700	$700
Pharmaceuticals Portfolio	$1,700	$800
Retailing Portfolio	$1,700	$800
Software and Computer Services Portfolio	$1,700	$2,100
Technology Portfolio	$1,700	$4,700
Telecommunications Portfolio	$1,700	$1,500
Transportation Portfolio	$1,700	$700
Utilities Growth Portfolio	$1,700	$1,100
Wireless Portfolio	$1,700	$800
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A, B	2003A, B
Air Transportation Portfolio	$1,200	$1,400
Automotive Portfolio	$1,100	$1,300
Banking Portfolio	$1,500	$1,800
Biotechnology Portfolio	$2,700	$3,800
Brokerage Services and Investment Management Portfolio	$1,400	$1,700
Business Services and Outsourcing Portfolio	$1,200	$1,400
Chemicals Portfolio	$1,200	$1,400
Computers Portfolio	$1,800	$2,200
Construction and Housing Portfolio	$1,200	$1,400
Consumer Industries Portfolio	$1,100	$1,300
Cyclical Industries Portfolio	$1,100	$1,300
Defense and Aerospace Portfolio	$1,400	$1,500
Developing Communications Portfolio	$1,600	$1,900
Electronics Portfolio	$3,800	$5,300
Energy Portfolio	$1,300	$1,500
Energy Services Portfolio	$1,500	$1,800
Environmental Portfolio	$1,100	$1,300
Financial Services Portfolio	$1,500	$1,800
Food and Agriculture Portfolio	$1,200	$1,400
Gold Portfolio	$1,700	$1,700
Health Care Portfolio	$2,700	$3,500
Home Finance Portfolio	$1,400	$1,700
Industrial Equipment Portfolio	$1,200	$1,300
Industrial Materials Portfolio	$1,200	$1,300
Insurance Portfolio	$1,200	$1,400
Leisure Portfolio	$1,300	$1,500
Medical Delivery Portfolio	$1,200	$1,400
Medical Equipment and Systems Portfolio	$1,400	$1,500
Money Market Portfolio	$1,600	$2,000
Multimedia Portfolio	$1,300	$1,500
Natural Gas Portfolio	$1,300	$1,500
Natural Resources Portfolio	$1,200	$1,300
Networking and Infrastructure Portfolio	$1,200	$1,400
Paper and Forest Products Portfolio	$1,100	$1,300
Pharmaceuticals Portfolio	$1,200	$1,400
Retailing Portfolio	$1,200	$1,400
Software and Computer Services Portfolio	$1,800	$2,100
Technology Portfolio	$2,900	$3,500
Telecommunications Portfolio	$1,400	$1,800
Transportation Portfolio	$1,200	$1,400
Utilities Growth Portfolio	$1,300	$1,600
Wireless Portfolio	$1,200	$1,400
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B
PwC	$140,000	$210,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended February 29, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Air Transportation Portfolio	0%
Automotive Portfolio	0%
Banking Portfolio	0%
Biotechnology Portfolio	0%
Brokerage Services and Investment Management Portfolio	0%
Business Services and Outsourcing Portfolio	0%
Chemicals Portfolio	0%
Computers Portfolio	0%
Construction and Housing Portfolio	0%
Consumer Industries Portfolio	0%
Cyclical Industries Portfolio	0%
Defense and Aerospace Portfolio	0%
Developing Communications Portfolio	0%
Electronics Portfolio	0%
Energy Portfolio	0%
Energy Services Portfolio	0%
Environmental Portfolio	0%
Financial Services Portfolio	0%
Food and Agriculture Portfolio	0%
Gold Portfolio	0%
Health Care Portfolio	0%
Industrial Equipment Portfolio	0%
Industrial Materials Portfolio	0%
Insurance Portfolio	0%
Leisure Portfolio	0%
Medical Delivery Portfolio	0%
Medical Equipment and Systems Portfolio	0%
Money Market Portfolio	0%
Multimedia Portfolio	0%
Natural Gas Portfolio	0%
Natural Resources Portfolio	0%
Networking and Infrastructure Portfolio	0%
Paper and Forest Products Portfolio	0%
Pharmaceuticals Portfolio	0%
Retailing Portfolio	0%
Software and Computer Services Portfolio	0%
Technology Portfolio	0%
Telecommunications Portfolio	0%
Transportation Portfolio	0%
Utilities Growth Portfolio	0%
Wireless Portfolio	0%

(g) For the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate fees billed by PwC of $2,150,000A,B and $1,800,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A,B	2003A,B
Covered Services	$300,000	$350,000
Non-Covered Services	$1,850,000	$1,450,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 15, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 15, 2005